SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these judgements, assumptions and estimates could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies and preparing the Group’s consolidated financial statements, management has made the following judgements, apart from those involving estimates, which have a significant effect on the amounts recognized in the consolidated financial statements.

(a)	Significant influence over an entity in which the Group holds less than 20% of voting rights

As of December 31, 2021, the Group owned a 6.68% equity interest in China Copper Mineral Resources Co.,Ltd. (“Chalco Resources”) (中銅礦產資源有限公司). The Group considers that it has significant influence over Chalco Resources even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the five directors of the Board of Directors of Chalco Resources, thus have the right to participate in decision making of Chalco Resources.

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Judgements (Continued)

(a)	Significant influence over an entity in which the Group holds less than 20% of voting rights (Continued)

As of December 31, 2021, the Group owned a 16% equity interest in Baise New Aluminum Power Co., Ltd. (“New Aluminum Power”) (百色新鋁電力有限公司). The Group considers that the Group has significant influence over New Aluminum Power even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the nine directors of the Board of Directors of New Aluminum Power, thus have the right to participate in decision making of New Aluminum Power.

As of December 31, 2021, the Group owned 14.71% of the voting right of Chinalco Capital Holdings Co., Ltd. (“Chinalco Capital”) (中鋁資本控股有限公司). The Group considers that the Group has significant influence over Chinalco Capital even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the three directors of the Board of Directors of Chinalco Capital, thus have the right to participate in decision making of Chinalco Capital.

As of December 31, 2021, the Group owned a 14.29% equity interest in Inner Mongolia Geliugou Co., Ltd. (“Inner Mongolia Geliugou”) (內蒙古圪柳溝能源有限公司). The Group considers that it has significant influence over Inner Mongolia Geliugou even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the seven directors of the Board of Directors of Inner Mongolia Geliugou, thus have the right to participate in decision making of Inner Mongolia Geliugou.

As of December 31, 2021, the Group owned 10.10% equity interest in Yunnan Aluminum Co., Ltd. (“Yunnan Aluminum”) (雲南鋁業股份有限公司). The Group considers that it has significant influence over Yunnan Aluminum even though it owns less than 20% of the voting rights, on the grounds that the Group is the second largest shareholders of Yunnan Aluminum and assigned one out of the eleven directors of the Board of Directors of Yunnan Aluminum, thus have the right to participate in decision making of Yunnan Aluminum.

As of December 31, 2021, the Group owned a 19.49% equity interest in Chalco Innovation Development Investment Co., Ltd. (“Chalco Innovation”) (中鋁創新開發投資有限公司). The Group considers that it has significant influence over Chalco Innovation even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the seven directors of the Board of Directors of Chalco Innovation, thus have the right to participate in decision making of Chalco Innovation.

(b)	Consolidation of entities in which the Group holds less than a majority of voting rights

As of December 31, 2021, the Group owned a 40.23% equity interest in Ningxia Yinxing Energy Co., Ltd. (“Yinxing Energy”) (寧夏銀星能源股份有限公司). Since the remaining 59.77% of the equity shares in Yinxing Energy are held by a large number of individual shareholders, in opinion of the directors of the Company, the Group has control over Yinxing Energy, and Yinxing Energy continues to be included in the consolidation scope.

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Judgements (Continued)

(b)    Consolidation of entities in which the Group holds less than a majority of voting rights (Continued)

As of December 31, 2021, the Company owned a 40% equity interest in Guizhou Huaren New Materials Co., Ltd. (“Guizhou Huaren”)(貴州華仁新材料有限公司). In accordance with the acting-in-concert agreement signed between the Company and Qingzhen Industry Investment Co., Ltd. (“Qingzhen Industry”)(清鎮市工業投資有限公司) and Guizhou Chengqian Enterprise (Group) Co., Ltd. (“Guizhou Chengqian”) (貴州成黔企業(集團)有限公司). Qingzhen Industry and Guizhou Chengqian would exercise the shareholders’ and board of directors’ votes in concert with the Group's voting decisions. Therefore, the directors of the Company believe that the Company has control over Guizhou Huaren and consolidated Guizhou Huaren’s financial statements from the date the Group obtained control.

As of December 31, 2021, the Company owned 40% of the shares of Shanxi China Aluminum China Resources Co., Ltd. (“Shanxi Zhongrun”)(山西中鋁華潤有限公司). In accordance with the acting-in-concert agreement signed between the Company and China Resources Coal Industry Group Co., Ltd. (“China Resources Coal Industry”), China Resources Coal Industry would exercise the shareholders’ and Board of Directors’ votes in concert with the Group. Therefore, the directors of the Company believe that the Company has control over Shanxi Zhongrun and consolidated Shanxi Zhongrun’s financial statements from the date the Group obtained control.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group’s assumptions and estimates are based on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)	Impairment assessment of property, plant and equipment

As of December 31, 2021, the Group’s net carrying amount of property, plant and equipment (“PP&E”) was RMB93,427 million. Management assesses related assets for potential impairment whenever there are indications that the carrying value of an asset or a group of assets may not be recoverable. As of December 31, 2021, management performed impairment assessment on property, plant and equipment (“PP&E”) with impairment indications at the level of cash generating unit (“CGU”) to which the PP&E was allocated using discounted cash flow model. The discounted cash flows model used for the impairment assessment of PP&E involved significant assumptions including product prices and the discount rate. Based on the impairment test, RMB2,328 million of impairment was recognized by management for PP&E for the year ended December 31, 2021.

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(b)	Impairment assessment of goodwill

As of December 31, 2021, the Group’s carrying value of goodwill was RMB3,510 million. Management performed impairment assessment of goodwill on an annual basis. When performing the impairment assessment, the recoverable amount of the CGU to which the goodwill was allocated was estimated by management using discounted cash flow model, and compared with the carrying amount of the CGU to determine if goodwill was impaired. The discounted cash flow models used for the impairment assessment of goodwill involved significant assumptions including product prices, the long-term growth rate and the discount rate. Based on the impairment test, no impairment provision is required for goodwill for the year ended December 31, 2021.

(c)	Property, plant and equipment and intangible assets (excluding goodwill) – estimated useful lives and residual values

The Group’s management determines the estimated useful lives and residual values (if applicable) and consequently the related depreciation/amortization charges for its property, plant and equipment and intangible assets (excluding goodwill). These estimates are based on the historical experience of the actual useful lives of property, plant and equipment of similar nature and functions, or based on the useful life of intangible assets. Management will increase the depreciation/amortization charge where useful lives are less than previously estimated, and it will write off or write down technically obsolete or non-strategic assets that have been abandoned or sold.

Actual economic lives may differ from estimated useful lives and actual residual values may differ from estimated residual values. Periodic review could result in change in depreciable lives and residual values and therefore change in depreciation/amortization expense in future periods.

(d)	Coal reserve estimates and units-of-production amortization for coal mining rights

External qualified valuation professionals evaluate “economically recoverable reserves” based on the reserves estimated by external qualified exploration engineers in accordance with the PRC standards. The estimates of coal reserves are inherently imprecise and represent only the approximate amounts of the coal reserves because of the subjective judgements involved in developing such information. Economically recoverable reserve estimates are evaluated on a regular basis and have taken into account recent production and technical information about each mine.

(e)	Estimated net realizable value of inventories

In accordance with the Group’s accounting policy, the Group’s management estimated net realizable value of inventories based on specific facts and circumstances. For different types of inventories, it requires the estimation on selling prices, costs of conversion, selling expenses and the related tax expense to calculate the net realizable amount of inventories. For inventories held for executed sales contracts, management estimates the net realizable amount based on the contracted price. For raw materials and work-in-progress, management has established a model in estimating the net realizable amount at which the inventories can be realized in the normal course of business after considering the Group’s manufacturing cycles, production capacity and forecasts, estimated future conversion costs and selling prices. Management also takes into account the price or cost fluctuations and other related matters occurring after the end of the reporting period which reflect conditions that existed at the end of the reporting period.

It is reasonably possible that if there is a significant change in circumstances including the Group’s business and the external environment, outcomes within the next financial year would be significantly affected.

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(f)	Investments in joint ventures and associates – recoverable amount

In accordance with the Group’s accounting policy, each investment in a joint venture and an associate is evaluated in every reporting period to determine whether there are any indicators of impairment. If any such indicators exists, an estimate of the recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of the investment in a joint venture and an associate is measured at the higher of fair value less costs of disposal and value in use.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Value in use is also generally determined as the present value of the estimated future cash flows of those expected to arise from the continued use of the asset in its present form and its eventual disposal. Present values are determined using a risk-adjusted pre-tax discount rate appropriate to the risks inherent in the asset. Future cash flow estimates are based on expected production and sales volumes, commodity prices (considering current and historical prices, price trends and related factors) and operating costs. This policy requires management to make these estimates and assumptions which are subject to risk and uncertainty; hence there is a possibility that changes in circumstances will alter these projections, which may impact on the recoverable amounts of the investments. In such circumstances, some or all of the carrying value of the investments may be impaired and the impairment would be charged against profit or loss.

(g)	Determination of the lease term

The Group leased certain land use rights from Chinalco for operation use. Pursuant to the framework lease contract entered into between the Company and Chinalco in 2001, the lease term is 50 years from July 1, 2001 with a termination option entitled to the Company. Under this framework contract, the related branches and subsidiaries of the Group signed lease agreements annually respectively with subsidiaries of Chinalco which owns the related land use right, with the extension option entitled to the leasees.

The lease term is determined based on the Group's assessment if the related termination option or extension option would be reasonably exercised taking into account the use of the land and operating status. The Group will reassess the lease term if any significant events or changes in circumstances that may have impact on the exercise of such options and are under the control of the Group occurred.

(h)	Income tax

The Group estimates its income tax provision and deferred taxation in accordance with the prevailing tax rules and regulations, taking into account any special approvals obtained from the relevant tax authorities and any preferential tax treatment to which it is entitled in each location or jurisdiction in which the Group operates. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, the differences will impact on the income tax and deferred tax provisions in the period in which the determination is made.

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(h)	Income tax (Continued)

Deferred tax assets are recognized for unused tax losses and deductible temporary differences, such as the provision for impairment of receivables, inventories and property, plant and equipment and accruals of expenses not yet deductible for tax purposes, to the extent that it is probable that taxable profits will be available against which the losses deductible temporary difference can be utilized.

An entity shall recognize a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and joint ventures, except to the extent that both of the following conditions are satisfied:

●	the parent, investor or joint venture is able to control the timing of the reversal of the temporary difference; and
●	it is probable that the temporary difference will not reverse in the foreseeable future.

In the event that future tax rules and regulations or related circumstances change, adjustments to current and deferred taxation may be necessary which would impact on the Group’s results or financial position.

(i)	Impairment of receivables

The loss allowances for receivables are based on assumptions about risk of default and expected loss rates to determine the expected loss. The Group uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s history, existing market conditions as well as forward looking estimates at the end of each reporting period.

The Group takes into account different macroeconomic scenarios in considering forward looking information. The Group regularly monitors and reviews the key macroeconomic assumptions and parameters related to the calculation of expected credit losses, including the risk of economic downturn, external market environment, technological environment, changes in customer conditions, GDP and consumer price index, etc. During the year ended December 31, 2021, the Group has taken into account the uncertainties arising from the COVID-19 outbreak and updated the relevant assumptions and parameters accordingly. The key macroeconomic parameters are listed below:

		Scenarios
As of December 31, 2021	Year	Basic	Negative	Positive

Growth Rate of GDP	2022	5.30%	5.04%	5.57%
	2023 and subsequent years	5.00%	4.75%	5.25%
Growth Rate of CPI	2022	2.20%	2.09%	2.31%
	2023 and subsequent years	1.60%	1.52%	1.68%

3        SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (CONTINUED)

Estimates and assumptions (Continued)

(i)      Impairment of receivables (Continued)

		Scenarios
As of December 31, 2020	Year	Basic	Negative	Positive

Growth Rate of GDP	2021	8.83%	8.39%	9.27%
	2022 and subsequent years	5.30%	5.04%	5.57%
Growth Rate of CPI	2021	1.33%	1.26%	1.40%
	2022 and subsequent years	2.40%	2.28%	2.52%